Amendment dated October 27, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds II dated September 1, 2006 Lifestyle Portfolios -- Class R, R1, R2, R3, R4 and R5 shares

Historical Performance of Corresponding JHT Portfolios

The Lifestyle Portfolios (each referred to as a "Portfolio") of John Hancock Funds II ("JHF II") commenced operations in October 2005 and performance information for these Portfolios is not presented in the prospectus. Each of the Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect these higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive Trust
(formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 18.07%
Worst quarter: Q3 `02, -18.84%

Index (reflects no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)
* * * * *

Overall rating for JHT Series I among 380 large blend funds as of September 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 380 and 4 stars out of 280 large blend funds for the 3- and 5-year periods ended

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of September 30, 2006: $587,363,517

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1997   1998    1999    2000    2001    2002    2003    2004    2005
10.89%  4.79%  14.55%  -5.12% -13.83% -20.71%  34.91%  16.06%  10.62%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 9-30-06
--------------------------------------------------------------------------------

                                                            Since
                                1 year  3 year  5 year  inception
-----------------------------------------------------------------
Series I                        9.54%   16.03%  10.70%      4.92%
-----------------------------------------------------------------
Standard & Poor's 500 Index    10.79%   12.30%   6.97%      7.75%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust
(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 14.90%
Worst quarter: Q3 `02, -14.50%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment- grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers

MORNINGSTAR RATING(TM)
* * * * *

Overall rating for JHT Series I among 380 large blend funds as of September 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 380 and 5 stars out of 280 large blend funds for the 3- and 5-year periods ended September 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of September 30, 2006: $9,160,486,948

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1997   1998    1999    2000    2001    2002    2003    2004    2005
13.84%  6.14%   16.50%  -3.18%  -9.16%  -15.84% 29.55%  14.59%  8.60%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 9-30-06
--------------------------------------------------------------------------------

                                                            Since
                                1 year  3 year  5 year  inception
-----------------------------------------------------------------
Series I                        8.53%   13.84%  9.85%   6.15%
-----------------------------------------------------------------
Standard & Poor's 500 Index    10.79%   12.30%  6.97%   7.75%
-----------------------------------------------------------------
Lehman Brothers Aggregate Bond
 Index                          3.67%    3.38%  4.81%   6.33%
-----------------------------------------------------------------
Combined Index                  9.36%   10.52%  6.71%   7.83%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust
(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 11.64%
Worst quarter: Q3 `98, -10.36%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment- grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
* * * * *

Overall rating for JHT Series I among 199 moderate allocation funds as of
September 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 199 and 5 stars out of 147 moderate allocation funds for the 3- and 5-year periods ended September 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of September 30, 2006: $7,584,334,540

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1997   1998    1999    2000    2001    2002    2003    2004    2005
14.09%  5.67%   12.36%  2.33%  -4.85%  -9.95%   23.97%  13.49%  6.82%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 9-30-06
--------------------------------------------------------------------------------

                                                            Since
                                1 year  3 year  5 year  inception
-----------------------------------------------------------------
Series I                        8.09%   11.93%  9.08%   6.83%
-----------------------------------------------------------------
Standard & Poor's 500 Index    10.79%   12.30%  6.97%   7.75%
-----------------------------------------------------------------
Lehman Brothers Aggregate Bond
 Index                          3.67%    3.38%  4.81%   6.33%
-----------------------------------------------------------------
Combined Index                  7.94%    8.74%  6.37%   7.61%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust
(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 8.71%
Worst quarter: Q3 `02, -5.57%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment- grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
* * * *

Overall rating for JHT Series I among 199 moderate allocation funds as of
September 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 199 and 4 stars out of 147 moderate allocation funds for the 3- and 5-year periods ended September 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of September 30, 2006: $1,776,525,897

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1997   1998    1999    2000    2001    2002    2003    2004    2005
13.70%  9.75%   7.84%   3.92%  -1.09%  -4.07%   17.83%  11.04%  4.15%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 9-30-06
--------------------------------------------------------------------------------

                                                            Since
                                1 year  3 year  5 year  inception
-----------------------------------------------------------------
Series I                        6.76%   8.91%   7.53%   6.85%
-----------------------------------------------------------------
Standard & Poor's 500 Index    10.79%  12.30%   6.97%   7.75%
-----------------------------------------------------------------
Lehman Brothers Aggregate Bond
 Index                          3.67%   3.38%   4.81%   6.33%
-----------------------------------------------------------------
Combined Index                  6.51%   6.96%   5.94%   7.27%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust
(formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:

Best quarter: Q4 `02, 6.12%
Worst quarter: Q2 `04, -2.08%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment- grade securities having a maturity of at least one Since year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
* * *

Overall rating for JHT Series I among 44 conservative allocation funds as of
September 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 44 and 3 stars out of 21 conservative allocation funds for the 3- and 5-year periods ended September 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of futureresults.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of September 30, 2006: $678,025,208

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1997   1998    1999    2000    2001    2002    2003    2004    2005
12.15%  10.20%  4.18%   7.54%   3.28%   1.80%   11.47%  8.59%   2.88%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 9-30-06
--------------------------------------------------------------------------------

                                                            Since
                                1 year  3 year  5 year  inception
-----------------------------------------------------------------
Series  I                       5.74%   6.63%   6.33%   6.84%
-----------------------------------------------------------------
Standard & Poor's 500 Index    10.79%  12.30%   6.97%   7.75%
-----------------------------------------------------------------
Lehman Brothers Aggregate Bond
 Index                          3.67%   3.38%   4.81%   6.33%
-----------------------------------------------------------------
Combined Index                  5.10%   5.17%   5.42%   6.83%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

                                                                    LSRPA4 10/06